Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, amount paid	$ 0.2	$ 0.2
United States
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan	$ 0.1	$ 0.1
Defined Contribution Plan, Plan Name [Extensible List]	frln:DefinedContribution401KSavingsPlanMember	frln:DefinedContribution401KSavingsPlanMember
United States | Maximum
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer discretionary contribution to 401(k) plan	$ 0.1	$ 0.1